Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations for the Four Quarters
Selected quarterly results of operations for the four quarters ended December 31 are as follows:

	(In Thousands, except per share data)
	2015				2014				2013
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$20,213	19,982	19,617	19,027	$19,180	18,980	18,286	17,934	18,315	17,930	17,749	17,820
Net interest income	18,126	17,868	17,426	16,811	16,783	16,554	15,849	15,426	15,704	15,263	15,001	14,967
Provision for loan losses	123	109	81	75	134	87	28	249	15	738	755	669
Earnings before income taxes	8,720	9,862	9,889	9,154	8,888	8,772	8,503	6,924	6,514	7,115	6,684	4,862
Net earnings	5,958	6,088	6,201	5,616	6,100	5,351	5,154	4,172	4,163	4,481	4,247	2,978
Basic earnings per common share	0.78	0.80	0.81	0.74	0.81	0.71	0.68	0.55	0.56	0.60	0.57	0.40
Diluted earnings per common share	0.78	0.80	0.81	0.74	0.81	0.71	0.68	0.55	0.55	0.60	0.57	0.40